Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2024
Rights of use of assets and lease liabilities
Schedule of the composition of the rights of use of the Group's assets
	06.30.2024	06.30.2023
Farmland	65,112	56,603
Convention center	8,611	9,207
Offices, shopping malls and other buildings	4,502	3,063
Machinery and equipment	1,760	749
Right-of-use assets	79,985	69,622
Non-current	79,985	69,622
Total	79,985	69,622

Schedule of changes in the Group's rights of use
	06.30.2024	06.30.2023
Beginning of the year	69,622	54,433
Additions	31,731	31,331
Disposals	(70)	(11)
Depreciation charges	(18,330)	(23,591)
Currency translation adjustment	(6,465)	3,073
Valorization	3,497	4,387
End of the year	79,985	69,622

Schedule of depreciation charge for rights of use
	06.30.2024	06.30.2023	06.30.2022
Farmland	15,692	21,883	16,314
Convention center	593	593	661
Offices, shopping malls and other buildings	1,254	711	461
Machinery and equipment	791	404	431
Depreciation charge of right-of-use assets (i)	18,330	23,591	17,867

Schedule of other charges to income related to rights of use
	06.30.2024	06.30.2023	06.30.2022
Lease liabilities interest	(1,946)	(2,419)	(2,341)
Results from short-term leases	(514)	(684)	(535)
Results from variable leases not recognized as lease liabilities	(6,166)	(3,099)	(3,388)

Schedule of composition of lease liabilities
	06.30.2024	06.30.2023
Offices, shopping malls and other buildings	2,862	1,437
Convention center	8,971	9,601
Farmland	67,945	76,878
Total lease liabilities	79,778	87,916
Non-current	61,242	66,263
Current	18,536	21,653
Total	79,778	87,916